CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Common shares Common equity Asset management	Common shares Preferred equity	Preferred shares Preferred equity
Beginning balance (Previously stated) at Dec. 31, 2024	$ 165,383	$ 119,406	$ 10,806	$ 114	$ 17,066	$ 5,045	$ 9,584	$ (3,251)	$ 2,510	$ 41,874			$ 4,103
Changes in period:
Net income attributable to shareholders	345				345					345
Non-controlling interests	925	925
Net income	1,270
Other comprehensive income (loss)	845						63	771	11	845
Other comprehensive income	1,751	1,751
Other comprehensive income	2,596
Comprehensive income, attributable to owners of parent	1,190						63	771	11	1,190
Comprehensive income, attributable to non-controlling interests	2,676	2,676
Comprehensive income	3,866
Shareholder distributions
Common equity	(276)				(276)					(276)
Preferred equity	(82)				(82)					(82)
Non-controlling interests	(7,830)	(7,830)
Other items
Issue of equity	4,068	4,851	(26)	(12)	(745)					(783)
Share-based compensation	(32)	0		28	(60)					(32)
Ownership changes	(3,452)	(4,054)				722	(117)	(4)	1	602
Total change in period	(3,738)	(4,357)	(26)	16	(818)	722	(54)	767	12	619		$ 0
Ending balance at Jun. 30, 2025	161,645	115,049	10,780	130	16,248	5,767	9,530	(2,484)	2,522	42,493		$ 4,103
Beginning balance (Previously stated) at Dec. 31, 2025	166,194	118,308					10,553	(2,516)	2,637	43,796			4,090
Beginning balance at Dec. 31, 2025	166,194	118,308	10,839	148	16,665	5,470				43,796	$ 15,511		4,090
Changes in period:
Net income attributable to shareholders	466				466					466
Non-controlling interests	1,279	1,279
Net income	1,745
Other comprehensive income (loss)	(659)						(4)	160	(815)	(659)
Other comprehensive income	514	514
Other comprehensive income	(145)
Comprehensive income, attributable to owners of parent	(193)	1,793					(4)	160	(815)	(193)
Comprehensive income, attributable to non-controlling interests	1,793
Comprehensive income	1,600
Shareholder distributions
Common equity	(320)				(320)					(320)
Preferred equity	(86)				(86)					(86)
Non-controlling interests	(6,007)	(6,007)
Other items
Issue of equity	5,749	6,307	(64)	(7)	(485)					(556)			(2)
Share-based compensation	62			92	(30)					62
Ownership changes	(556)	(336)				(75)	(139)	(3)	(3)	(220)
Total change in period	442	1,757	(64)	85	(455)	(75)	(143)	157	(818)	(1,313)			(2)
Ending balance at Jun. 30, 2026	$ 166,636	$ 120,065	$ 10,775	$ 233	$ 16,210	$ 5,395	$ 10,410	$ (2,359)	$ 1,819	$ 42,483			$ 4,088